Adoption of New Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Classification of Financial Assets

As of January 1, 2018, management assessed which business models apply to the financial assets held by the Corporation and classified those financial assets into the appropriate IFRS 9 categories as follows:

Financial assets - January 1, 2018 In thousands of U.S. Dollars	Available-for-sale	FVTPL	FVOCI	Total financial assets
Opening balance - IAS 39	129,650	—	—	129,650
Reclassification of bonds from Available-for-sale to FVOCI	(115,343)	—	115,343	—
Reclassification of funds from Available-for-sale to FVTPL	(7,045)	7,045	—	—
Reclassification of equity in unquoted companies from Available-for-sale to FVTPL	(6,981)	6,981	—	—
Reclassification of equity in quoted companies from Available-for-sale to FVTPL	(281)	281	—	—
Opening balance - IFRS 9	—	14,307	115,343	129,650

Summary of Measurement of Financial Instruments

The table below illustrates the result of adoption of IFRS 9 as of January 1, 2018, and the measurement impact on the respective categories of financial instruments:

	Measurement Category		Carrying amount
In thousands of U.S. Dollars	Original (IAS 39)	New (IFRS 9)	Original (IAS 39)	New (IFRS 9)	Adjustment to opening retained earnings
Bonds	Available-for-sale	FVOCI	115,343	115,343	213
Funds	Available-for-sale	FVTPL	7,045	7,045	—
Equity in unquoted companies	Available-for-sale	FVTPL	6,981	8,767	(1,786)
Equity in quoted companies	Available-for-sale	FVTPL	281	281	—
Trade receivables	Loans and receivables	Amortized cost	112,227	111,435	792
Cash and restricted cash	Loans and receivables	Amortized cost	564,018	563,037	981
Long-term debt	Amortized cost	Amortized cost	(2,358,569)	(2,314,675)	(43,894)
			(1,552,674)	(1,508,767)	(43,694)